CONSOLIDATED BALANCE SHEETS - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	¥ 151,401	¥ 244,412
Intangible assets	570,436	687,194
Deferred tax assets	765,959	683,218
Financial assets measured at amortized cost from virtual bank		674
Investments accounted for using the equity method	199,200	185,346
Financial assets measured at fair value through other comprehensive income	821,110	640,501
Contract assets		868
Total non-current assets	2,508,106	2,442,213
Current assets
Trade receivables	940,989	891,174
Contract assets	122,628	227,895
Prepayments and other receivables	1,078,604	752,667
Financial assets measured at amortized cost from virtual bank	44	12,711
Financial assets measured at fair value through other comprehensive income	1,233,431	482,497
Financial assets at fair value through profit or loss	690,627	2,071,653
Derivative financial assets	56,363
Restricted cash and time deposits over three months	343,814	1,060,427
Cash and cash equivalents	1,907,776	1,399,370
Total current assets	6,374,276	6,898,394
Total assets	8,882,382	9,340,607
Equity
Share capital	78	78
Shares held for share incentive scheme	(149,544)	(80,102)
Other reserves	10,953,072	10,512,631
Accumulated losses	(7,510,899)	(6,638,625)
Equity attributable to equity owners of the Company	3,292,707	3,793,982
Non-controlling interests	(14,652)	41,100
Total equity	3,278,055	3,835,082
Non-current liabilities
Trade and other payables	132,833	313,834
Contract liabilities	19,977	19,418
Deferred tax liabilities	5,196	9,861
Total non-current liabilities	158,006	343,113
Current liabilities
Trade and other payables	2,531,273	2,137,099
Payroll and welfare payables	431,258	515,067
Contract liabilities	166,650	153,844
Short-term borrowings	289,062	815,260
Customer deposits	1,929,183	1,350,171
Other financial liabilities from virtual bank	89,327
Derivative financial liabilities	9,568	190,971
Total current liabilities	5,446,321	5,162,412
Total liabilities	5,604,327	5,505,525
Total equity and liabilities	¥ 8,882,382	¥ 9,340,607